Offerings - Offering: 1	May 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	8.125% Notes due 2035
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620.00
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3 (File No. 333-283717) which was filed on December 10, 2024.